Trade and other receivables	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Trade and other receivables
22. Trade and other receivables

All figures in £ millions	2022	2021

Current

Trade receivables	824	853

Royalty advances	1	2

Prepayments	200	198

Investment in finance lease receivable	17	15

Accrued income	15	14

Other receivables	82	175

	1,139	1,257

Non-current

Trade receivables	1	1

Royalty advances	5	5

Prepayments	12	10

Investment in finance lease receivable	104	100

Accrued income	2	1

Interest receivable	3	8

Other receivables	12	4

	139	129
Accrued income represents contract assets which are unbilled amounts generally resulting from assessments and services revenue streams where revenue to be recognised over time has been recognised in excess of customer billings to date. Impairment charges on accrued income assets are £nil (2021: £nil). The carrying value of the Group’s trade and other receivables approximates its fair value. Trade receivables are stated net of provisions for bad and doubtful debts. In addition to the above, there are trade receivables of £nil (2021: nil) classified as held for sale (see note 32).
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2022	2021

At beginning of year	(63)	(74)

Exchange differences	(3)	–

Income statement movements	(18)	(15)

Utilised	12	26

Disposal of subsidiary	3	–

At end of year	(69)	(63)
Concentrations of credit risk with respect to trade receivables are limited due to the Group’s large number of customers, who are internationally dispersed.
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2022	2021

Within due date and one month past due date	663	766

One to three months past due date	118	58

Three to six months past due date	25	20

Six to nine months past due date	14	13

Nine to 12 months past due date	14	5

More than 12 months past due date	60	55

Gross trade receivables	894	917
The Group reviews its bad debt provision at least twice a year following a detailed review of receivable balances, historical payment profiles, and assessment of relevant forward-looking risk factors including macroeconomic trends. Management believes all the remaining receivable balances are fully recoverable.
The decrease in trade receivables held by the Group is driven by current year disposals. Other current receivables have decreased due to the receipt of deferred proceeds in relation to the US
K-12
disposal.